Retirement benefits - Summary of Defined Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (1,602)
Actuarial (gains) losses	(4,266)	$ 2,375	$ (27,943)
Other movements	(93)	44	(349)
Ending balance	(3,251)	(1,602)
Defined benefit plan obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	78,024	73,481
Current service cost	826	759
Interest expense	2,911	3,238
Actuarial (gains) losses	(4,266)	2,375
Benefit payments	(3,770)	(3,847)
Other movements	(4,837)	189
Currency translation differences	(2,834)	1,829
Ending balance	66,054	78,024	73,481
Defined benefit plan obligation | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	26,746	24,608
Current service cost	186	184
Interest expense	847	904
Actuarial (gains) losses	(1,377)	929
Benefit payments	(1,076)	(1,032)
Other movements	(251)	252
Currency translation differences	(1,498)	901
Ending balance	23,577	26,746	24,608
Defined benefit plan obligation | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	19,074	17,791
Current service cost	148	145
Interest expense	847	881
Actuarial (gains) losses	(1,793)	257
Benefit payments	(1,081)	(1,014)
Other movements	(1)	0
Currency translation differences	(237)	1,014
Ending balance	16,957	19,074	17,791
Defined benefit plan obligation | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	15,579	14,793
Current service cost	239	215
Interest expense	507	695
Actuarial (gains) losses	(997)	832
Benefit payments	(702)	(956)
Other movements	(5,030)	0
Currency translation differences	0	0
Ending balance	9,596	15,579	14,793
Defined benefit plan obligation | USA | Settlement of pension liabilities
Disclosure of net defined benefit liability (asset) [line items]
Ending balance	5,052
Defined benefit plan obligation | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	13,524	13,410
Current service cost	215	179
Interest expense	556	592
Actuarial (gains) losses	(22)	285
Benefit payments	(770)	(757)
Other movements	540	(63)
Currency translation differences	(997)	(122)
Ending balance	13,046	13,524	13,410
Defined benefit plan obligation | Germany
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,647
Ending balance	3,234	3,647
Defined benefit plan obligation | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,930
Ending balance	3,641	3,930
Defined benefit plan obligation | Pensions | Funded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	71,473
Ending balance	$ 59,915	$ 71,473
Duration of defined benefit obligation	13 years	14 years
Defined benefit plan obligation | Pensions | Funded pension plans | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 26,746
Ending balance	$ 23,577	$ 26,746
Duration of defined benefit obligation	15 years	16 years
Defined benefit plan obligation | Pensions | Funded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 18,734
Ending balance	$ 16,638	$ 18,734
Duration of defined benefit obligation	12 years	15 years
Defined benefit plan obligation | Pensions | Funded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 14,695
Ending balance	$ 8,787	$ 14,695
Duration of defined benefit obligation	12 years	11 years
Defined benefit plan obligation | Pensions | Funded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 11,298
Ending balance	$ 10,913	$ 11,298
Duration of defined benefit obligation	13 years	13 years
Defined benefit plan obligation | Pensions | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 3,450
Ending balance	$ 3,261	$ 3,450
Duration of defined benefit obligation	11 years	11 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 340
Ending balance	$ 319	$ 340
Duration of defined benefit obligation	15 years	16 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 884
Ending balance	$ 809	$ 884
Duration of defined benefit obligation	8 years	8 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 2,226
Ending balance	$ 2,133	$ 2,226
Duration of defined benefit obligation	11 years	11 years
Defined benefit plan obligation | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 3,101	$ 2,879
Current service cost	38	36
Interest expense	154	166
Actuarial (gains) losses	(77)	72
Benefit payments	(141)	(88)
Other movements	(95)	0
Currency translation differences	(102)	36
Ending balance	2,878	3,101	2,879
Defined benefit plan obligation | OPEB | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,101
Ending balance	$ 2,878	$ 3,101
Duration of defined benefit obligation	12 years	13 years
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (79,961)	$ (76,756)
Interest expense	(2,999)	(3,417)
Benefit payments	3,590	3,706
Other movements	4,452	18
Currency translation differences	3,337	(1,531)
Ending balance	(69,707)	(79,961)	(76,756)
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(30,266)	(27,986)
Interest expense	(946)	(1,035)
Benefit payments	1,076	1,032
Other movements	9	6
Currency translation differences	1,777	(1,020)
Ending balance	(28,330)	(30,266)	(27,986)
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(22,320)	(21,963)
Interest expense	(995)	(1,094)
Benefit payments	1,081	1,014
Other movements	22	16
Currency translation differences	270	(1,242)
Ending balance	(19,560)	(22,320)	(21,963)
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(14,835)	(14,243)
Interest expense	(487)	(679)
Benefit payments	702	957
Other movements	4,891	13
Currency translation differences	0	0
Ending balance	(9,425)	(14,835)	(14,243)
Defined benefit plan assets | USA | Settlement of pension liabilities
Disclosure of net defined benefit liability (asset) [line items]
Ending balance	4,920
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(12,540)	(12,564)
Interest expense	(571)	(609)
Benefit payments	731	703
Other movements	(470)	(17)
Currency translation differences	1,290	731
Ending balance	(12,392)	(12,540)	$ (12,564)
Defined benefit plan assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(2,730)
Ending balance	(2,705)	(2,730)
Defined benefit plan assets | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(3,504)
Ending balance	$ (3,179)	$ (3,504)